GAIN ON SALE OF ASSETS (Details) $ in Thousands	1 Months Ended							3 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) vessel	Feb. 28, 2022 USD ($) vessel	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) dwt	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Gain from sale of vessels										$ 9,188	$ 34,185	$ 9,788
Supramax Vessels
Property, Plant and Equipment [Line Items]
Cash consideration		$ 21,600
Gain from sale of vessels	$ 5,800
Supramax Vessels | Maximum
Property, Plant and Equipment [Line Items]
Vessel tonnage | dwt										65,000
Supramax Vessels | Minimum
Property, Plant and Equipment [Line Items]
Vessel tonnage | dwt										55,000
Panamax Vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel							3
Cash consideration		15,000			$ 14,600		$ 52,000
Gain from sale of vessels		$ 800		$ 2,800					$ 9,500
Golden Strength
Property, Plant and Equipment [Line Items]
Cash consideration					$ 15,600
Gain from sale of vessels			$ 2,600
Ultramax Vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel						2
Cash consideration						$ 63,000
Gain from sale of vessels								$ 21,900
Ultramax Vessel | Maximum
Property, Plant and Equipment [Line Items]
Vessel tonnage | dwt										65,000
Ultramax Vessel | Minimum
Property, Plant and Equipment [Line Items]
Vessel tonnage | dwt										55,000